LOANS, FINANCING AND DEBENTURES - Significant transactions settled during the period (Details) - CRA Settlement - CRA contract R$ in Thousands	Jun. 22, 2023 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Transaction amount settled	R$ 685,239
IPCA
LOANS, FINANCING AND DEBENTURES
Interest rate basis	IPCA + 5.9844%
Basis spread (as a percent)	5.9844%